OTHER RECEIVABLES	12 Months Ended
Dec. 31, 2025
Trade and other receivables [abstract]
Other receivables	NOTE 15 – OTHER RECEIVABLES

USDm	2025	2024	2023
Derivative financial instruments	10.9	33.0	37.6
Escrow accounts	—	—	14.9
Marine Engineering work in progress	6.5	4.2	1.3
Vessel sale	—	18.9	—
Other	6.3	3.5	6.7
Balance as of December 31	23.7	59.6	60.5
No significant other receivables are past due or credit impaired.
The carrying amount is a reasonable approximation of fair value due to the short-term nature of the receivables. Please refer to Note 25 for further information on fair value hierarchies.